Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Timing Practices
We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our annual long-term equity awards, and we have not timed the disclosure of material non-public
information for the purposes of affecting the value of executive compensation. Our annual long-term equity awards are typically granted in July or August. On occasion, we grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. These “off cycle” awards are granted only on a limited basis. During fiscal 2025, we did not grant any stock options (or similar awards) to any of our Named Executive Officers during any period beginning four business days before and ending one business day after the filing of any periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Form
8-K
that disclosed any material
non-public
information.

MNPI Disclosure Timed for Compensation Value	false